14. SHAREHOLDERS' EQUITY: Schedule of changes in warrants (Details) - Warrants entitling the holders to acquire common shares - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	20,704,664	13,852,264	8,381,326
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0.24	$ 0.28	$ 0.20
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	6,485,000	6,852,400	8,446,438
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.15	$ 0.15	$ 0.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(8,446,438)	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 0.33	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	8,446,438	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	0	0	(2,975,500)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0	$ 0	$ 0.20
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	18,743,226	20,704,664	13,852,264
Weighted Average Exercise price at end of period	$ 0.16	$ 0.24	$ 0.28